FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Interest Rate Risk, Interest Rate Sensitivity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
+0.5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	$ 274,071	$ 165,787	$ 59,690
Equity	274,071	165,787	59,690
-0.5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	(274,071)	(165,787)	(59,690)
Equity	$ (274,071)	$ (165,787)	$ (59,690)